Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (2,442,593)	$ (1,938,278)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(343,257)	(136,538)
Non-deductible loss on warrant valuation adjustment	(11,629)	199,055
Income (loss) from foreign subsidiaries	6,699	(34,552)
Change in valuation allowance	2,538,067	(9,841,464)
Tax reform rate adjustment	0	11,827,143
Other	252,713	(75,366)
Income tax expense (benefit)	$ 0	$ 0